As filed with the Securities and Exchange Commission on April 16, 2015
File Nos. 33-85242 and 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 34	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 35	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With copy to:
Kevin S. Woodard, Esq.
Graydon Head & Ritchey LLP
511 Walnut Street, Suite 1900
Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________ (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri on this 16th day of April, 2015.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ Robert Driessen
Robert Driessen, Secretary
and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 16, 2015
Lucius E. Burch, Trustee	Date

*	April 16, 2015
Paul J. Camilleri, Trustee,	Date

*	April 16, 2015
Ralph J. Scarpa, President,	Date
Principal Executive Officer, and
Principal Financial Officer

*	April 16, 2015
David V. Shields, Trustee	Date

*	April 16, 2015
Joseph V. Shields, Trustee and Chairman	Date

*	April 16, 2015
Anthony J. Walton, Trustee	Date

/s/ Larry E. Beaver, Jr.	April 16, 2015
Larry E. Beaver, Jr., Treasurer and Assistant	Date
Secretary

/s/ Robert Driessen	April 16, 2015
Robert Driessen, Secretary and Assistant Treasurer

By*: /s/ Robert Driessen	April 16, 2015
Robert Driessen	Date
Secretary and Assistant Treasurer
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase